Gain on Settlement of Liability	8 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Gain on Settlement of Liability

NOTE 8 – GAIN ON SETTLEMENT OF LIABILITY

In May 2017, CLI, the accounting acquiree, entered into a Licensing Agreement with Affordable Green Washington LLC where the consideration was $2,100,000. On May 3, 2018 the CLI entered into a Settlement and Release Agreement with AGH WA, LLC in order to terminate the License Agreement and cease the business relationship between the Parties and remedy any defaults of the terms and conditions of the License Agreement. The Compensation and Settlement pertaining to entering into the Settlement and Release Agreement was an aggregate total of 2,600,000 restricted Common Shares. On CLI’s balance sheet, a liability was recorded in the amount of $2,158,000, which was based on a fair value of $0.83 per share on the commitment date. As of the merger date, the liability balance of $1,300,000 was assumed by Apotheca in the merger. On August 7, 2018, Apotheca issued 2,600,000 in full satisfaction of the liability. On the date the shares were issued, the fair value of the shares were equal to $0.44. As a result, Apotheca recorded a gain on settlement of liability of $156,000.